CONSOLIDATED BALANCE SHEETS - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	¥ 361,521	¥ 280,355
Short-term investments		391,671
Accounts receivable, net of allowance for doubtful accounts	49,217	29,680
Prepaid expenses and other current assets	25,531	2,557
Amounts due from a related party - current		3,090
Total current assets	436,269	707,353
Non-current assets:
Property and equipment, net	1,424	2,345
Right of use assets	38,892	44,369
Other non-current assets	4,212	3,270
Total non-current assets	44,528	49,984
Total assets	480,797	757,337
Current liabilities:
Accounts payable	11,465	9,343
Amounts due to a related party	12,300	156
Deferred revenue	216,188	224,141
Income taxes payable	25,474	26,737
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of VIEs without recourse to the Company of RMB386 and RMB374 as of December 31, 2020 and 2021, respectively)	99,657	637,693
Total current liabilities	365,084	898,070
Non-current liabilities:
Long-term lease liabilities	29,570	27,427
Other non-current liabilities	75,288	117,987
Total non-current liabilities	104,858	145,414
Total liabilities	469,942	1,043,484
Commitments and contingencies
SHAREHOLDERS' EQUITY (DEFICIT)
Treasury shares (6,064,202 and 5,688,093 shares as of December 31, 2020 and 2021, respectively)	(39)	(42)
Capital deficit	(121,631)	(126,571)
Retained earnings (accumulated deficits)	116,454	(162,728)
Accumulated other comprehensive income	14,043	1,232
Total shareholders' equity (deficit) attributable to China Index Holdings Limited	9,490	(287,446)
Noncontrolling interests	1,365	1,299
Total shareholders' equity (deficit)	10,855	(286,147)
Total liabilities and shareholders' equity (deficit)	480,797	757,337
Class A ordinary shares
SHAREHOLDERS' EQUITY (DEFICIT)
Ordinary shares	500	500
Class B ordinary shares
SHAREHOLDERS' EQUITY (DEFICIT)
Ordinary shares	¥ 163	¥ 163